SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                          February 3, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  AB Bond Fund, Inc.
                 o   AB Intermediate Bond Portfolio
                 o   AB Limited Duration High Income Portfolio
                 o   AB Credit Long/Short Portfolio
                 o   AB High Yield Portfolio
                 o   AB Tax-Aware Fixed Income Portfolio
              (File Nos. 2-48227 and 811-02383)
              AB Global Bond Fund, Inc.
              (File Nos. 33-45328 and 811-06554)
              AB High Income Fund, Inc.
              (File Nos. 33-72460 and 811-08188)
              AB Unconstrained Bond Fund, Inc.
              (File Nos. 33-63797 and 811-07391)
              ----------------------------------------------------

Dear Sir or Madam:

             On behalf of the above-referenced AB Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on January 29, 2016.

             A copy of the prospectus for the Funds will be filed under Rule 497(c) today.

             Please call me at the above-referenced number if you have any questions regarding the attached.

                                                    Sincerely,


                                                    /s/ Joseph J. Nardello
                                                    ---------------------------
                                                        Joseph J. Nardello